Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, expense recognized on expected losses	R$ 940	R$ (2,891)
Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Total loss, net of reversals	1,162	(2,801)
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Total loss, net of reversals	R$ (222)	R$ (90)